Cover	Jul. 07, 2023
Cover [Abstract]
Entity Registrant Name	Gold Flora Corporation
Entity Central Index Key	0001876945
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by Gold Flora Corporation (the “Company”) to amend the Company’s Current Report on Form 8-K filed on July 13, 2023 (the “Original Report”), to provide the financial statements of business acquired and the pro forma financial information required by Item 9.01 of Form 8-K that was not filed with the Original Report.
Entity Emerging Growth Company	true
Document Period End Date	Jul. 07, 2023
Entity Ex Transition Period	false
Entity File Number	0-56348
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-2261104
Entity Address Address Line 1	3165 Red Hill Avenue
Entity Address City Or Town	Costa Mesa
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92626
City Area Code	949
Local Phone Number	252-1908
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false